Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Assets and Liabilities Held for Sale
3.	ASSETS AND LIABILITIES HELD FOR SALE

On February 24, 2011, Ninetowns Ports acquired a 70% equity interest in Dalian Changzheng, a PRC limited liability company originally established by Aviation Wanyuan Industry Co., Ltd., or Aviation Wanyuan, for RMB117.0 million (US$19.3 million).

On April 11, 2011, Dalian Changzheng acquired the land use rights for approximately 20,970 square meters of undeveloped land in the Dalian High and New Technology Industry Park from the Dalian Land Resource Bureau for RMB280.0 million (US$46.3 million), of which Ninetowns Ports contributed approximately RMB153.0 million and Aviation Wanyuan contributed approximately RMB127.0 million.

On December 30, 2013, the Company entered into a share transfer agreement with Aviation Wanyuan to sell to them its 70% equity ownership interest in Dalian Changzheng at a price of RMB156 million (US$25.8 million). On April 22, 2014, the Company received payment of half of the sale price from Aviation Wanyuan, and expects to receive the remaining payment in accordance with the terms of the share transfer agreement. Assets and liabilities to be disposed of consist of the following as of December 31, 2013, which include a non-controlling interest of RMB50,103 (US$8,276) to Dalian Changzheng:

	December 31
	2013	2013
	RMB	US$
Cash and cash equivalents	87,214	14,407
Amounts due from related companies	2,700	446
Prepaid expenses and other assets	5,677	938

Assets held for sale, current	95,591	15,791

Real estate property under development	357,340	59,028

Assets held for sale, non-current	357,340	59,028

Accounts payable and other liabilities	465	77
Amounts due to related parties	405	67
Deferred subsidies	276,200	45,625

Liabilities held for sale	277,070	45,769

Assets and liabilities classified as held for sale were reported in the real estate development segment.

During the years ended December 31, 2011 and 2012, Dalian Changzheng received grants of RMB240,240 and RMB35,960 (US$45,625 total), respectively, from the government of China. This grant was initially deferred when received and was initially to be used for research and development related to certain software and system development projects which were approved by the government.